Angel Oak Mortgage Trust 2024-7 ABS-15G

Exhibit 99.24

Seller	Loan ID	Seller Loan ID	Investor Loan ID	Queue	Created Date	Last Modified Date	Finding Status	Event Level	Initial Finding Grade	Current/Final Finding Grade	Finding Category	Finding Sub Category	Finding Name	Reviewer Comments	Seller Comments	Finding Resolution	Finding Document	Reviewer Comp Factors	Originator Comp Factors	State	Occupancy	Loan Purpose	Refinance Purpose	Unique Finding ID	Acknowledged / Waived By	Waiver in File?
XXX	2024070632	Closed	XXX	XXX	Resolved	1 - Information	C	A	Compliance	TRID	TRID Initial Loan Estimate Date and Initial Closing Disclosure Date Validation Test	Resolved-Received acceptable XXX and clarification, compliance test is passing now. - Due Diligence Vendor-XXX
Acknowledged-XXX attestation letter provided by lender - Due Diligence Vendor-XXX
Ready for Review-Document Uploaded.  - Seller-XXX
														Open-This loan failed the TRID initial loan estimate date and initial closing disclosure date validation test.This loan contains an initial closing disclosure receipt date (or initial closing disclosure delivery date if receipt date was not provided) that is on or before any loan estimate delivery date. Please review the loan data to ensure the dates are in the correct fields. - Due Diligence Vendor-XXX	Ready for Review-Document Uploaded. - Seller-XXX	Resolved-Received acceptable XXX and clarification, compliance test is passing now. - Due Diligence Vendor-XXX Acknowledged-XXX attestation letter provided by lender - Due Diligence Vendor-XXX	XXX.pdf XXX.pdf XXX.pdf XXX.pdf XXX.pdf			XXX	XXX	XXX	XXX	XXX	N/A	N/A
XXX	2024070632	Closed	XXX	XXX	Resolved	1 - Information	C	A	Compliance	TRID	Revised Loan Estimate Delivery Date Test (prior to consummation)	Resolved-Received acceptable XXX and clarification, compliance test is passing now. - Due Diligence Vendor-XXX
Ready for Review-Document Uploaded.  - Seller-XXX
														Open-This loan failed the revised loan estimate delivery date test (prior to consummation) due to one of the following findings: ( 12 CFR §1026.19(e)(4)(ii) )The revised loan estimate delivery date is provided and the revised loan estimate method of delivery is marked as either:"XXX" or "XXX" or blank, and the revised loan estimate delivery date is less than XXX business days (counting all calendar days except XXX and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction; or"XXX" and the revised loan estimate delivery date is less than XXX business days (counting all calendar days except XXX and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction; orThe revised loan estimate receipt date is provided and the revised loan estimate receipt date is less than XXX business days (counting all calendar days except XXX and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction; orThe revised loan estimate delivery date is on or after the initial closing disclosure delivery date.The creditor shall not provide a revised version of the disclosures required under §1026.19(e)(1)(i) on or after the date on which the creditor provides the disclosures required under §1026.19(f)(1)(i). The consumer must receive a revised version of the disclosures required under §1026.19(e)(1)(i) not later than XXX business days prior to consummation. If the revised version of the disclosures required §1026.19(e)(1)(i) is not provided to the consumer in person, the consumer is considered to have received such version XXX business days after the creditor delivers or places such version in the mail. - Due Diligence Vendor-XXX	Ready for Review-Document Uploaded. - Seller-XXX	Resolved-Received acceptable XXX and clarification, compliance test is passing now. - Due Diligence Vendor-XXX	XXX.pdf XXX.pdf XXX.pdf XXX.pdf XXX.pdf			XXX	XXX	XXX	XXX	XXX	N/A	N/A
XXX	2024070632	Closed	XXX	XXX	Resolved	1 - Information	D	A	Property	Missing Doc	Second Appraisal/ Valuation is Missing Required for Securitizations	Resolved-Document Uploaded. Received acceptable valuation. Finding has been resolved and cleared. - Due Diligence Vendor-XXX
														Open-Second Appraisal/ Valuation is Missing Required for Securitizations Could not locate secondary valuation for this property. - Due Diligence Vendor-XXX		Resolved-Document Uploaded. Received acceptable valuation. Finding has been resolved and cleared. - Due Diligence Vendor-XXX	XXX. pdf			XXX	XXX	XXX	XXX	XXX	N/A	N/A
XXX	2024070625	Closed	XXX	XXX	Resolved	1 - Information	C	A	Credit	Missing Doc	Borrower 1 WVOE Missing	Resolved-Borrower XXX Provided - Due Diligence Vendor-XXX
Rescinded-Written XXX located on page 344 (internet search for XXX), dated XXX.  Finding rescinded. - Due Diligence Vendor-XXX
														Open-Borrower XXX Missing - Due Diligence Vendor-XXX		Resolved-Borrower 1 XXX Provided - Due Diligence Vendor-XXX Rescinded-Written VOE located on page 344 (internet search for XXX), dated XXX. Finding rescinded. - Due Diligence Vendor-XXX				XXX	XXX	XXX	XXX	XXX	N/A	N/A
XXX	2024070625	Closed	XXX	XXX	Resolved	1 - Information	C	A	Credit	Missing Doc	Borrower 1 CPA Letter Missing	Resolved-Borrower XXX Letter Provided - Due Diligence Vendor-XXX
Rescinded-Per lender guidelines, CPA letter is not the only means to verify existence of the borrower's business.  Finding rescinded. - Due Diligence Vendor-XXX
Open-Borrower 1 CPA Letter Missing - Due Diligence Vendor-XXX	Resolved-Borrower 1 CPA Letter Provided - Due Diligence Vendor-XXX
 Rescinded-Per lender guidelines, CPA letter is not the only means to verify existence of the borrower's business.  Finding rescinded. - Due Diligence Vendor-XXX
																				XXX	XXX	XXX	XXX	XXX	N/A	N/A
XXX	2024070704	Closed	XXX	XXX	Waived	2 - Non-Material	C	B	Credit	Closing	Borrower XXX Gap Credit Report is Expired (Greater than XXX Days from Closing/Settlement Date)	Waived-XXX credit report for Borrower XXX & Borrower XXX expired - Due Diligence Vendor-XXX
Ready for Review-Document Uploaded.  - Seller-XXX
														Open-Borrower XXX XXX Credit Report is Expired (Greater than XXX days from Closing/Settlement Date). - Due Diligence Vendor-XXX	Ready for Review-Document Uploaded. - Seller-XXX	Waived-XXX credit report for Borrower XXX & Borrower XXX expired - Due Diligence Vendor-XXX	XXX.pdf		XXX yrs self employment Modest credit utilization XXX Borrower has XXX months of reserves. Only XXX months of reserves are required.	XXX	XXX	XXX	XXX	XXX	Originator Post-Close	Yes
XXX	2024070704	Closed	XXX	XXX	Waived	2 - Non-Material	C	B	Credit	Closing	Borrower XXX Gap Credit Report is Expired (Greater than XXX Days from Closing/Settlement Date)	Waived-XXX credit report for Borrower XXX & Borrower XXX expired - Due Diligence Vendor-XXX
Ready for Review-Document Uploaded.  - Seller-XXX
														Open-Borrower XXX XXX Credit Report is Expired (Greater than XXX days from Closing/Settlement Date). - Due Diligence Vendor-XXX	Ready for Review-Document Uploaded. - Seller-XXX	Waived-XXX credit report for Borrower XXX & Borrower XXX expired - Due Diligence Vendor-XXX	XXX.pdf		XXX years self employment Modest credit utilization XXX Borrower has XXX months of reserves and only XXX months is needed.	XXX	XXX	XXX	XXX	XXX	Originator Post-Close	Yes